Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Land Use Rights

Land use rights held by the Company are amortized over the remaining term of the respective land use rights certificates.

	December 31,
	2014	2015
	RMB	RMB	US$
Cost	66,878	66,878	10,324
Accumulated amortization	(703)	(2,196)	(339)

Land use rights, net	66,175	64,682	9,985